Goodwill and Intangible Assets - Schedule of Goodwill Activity (Details) $ in Thousands	7 Months Ended
Dec. 31, 2021 USD ($)
Balance, December 31, 2021	$ 1,532,993
ESAB Corporation
Balance, May 19, 2021	79,954
Impact of foreign currency translation	(4,451)
Balance, December 31, 2021	$ 75,503